Business Combination - Schedule of Net Assets Acquired and Goodwill (Details)	12 Months Ended
Jun. 30, 2024 USD ($)
Purchase consideration:
Cash paid	$ 1,931,112
Deferred Payment after 6 months	488,430
Payment in kind after 12 months	217,916
Total purchase consideration	$ 2,637,458